Supplement dated February 3, 2009

to the Statements of Additional Information

(Class A, B, C, F, P, R2, and R3 Shares)

LORD ABBETT AFFILIATED FUND

LORD ABBETT LARGE CAP GROWTH FUND

LORD ABBETT BLEND TRUST

LORD ABBETT MID CAP VALUE FUND
Lord Abbett Small Cap Blend Fund

LORD ABBETT RESEARCH FUND
LORD ABBETT BOND DEBENTURE FUND

Lord Abbett America’s Value Fund

Lord Abbett Growth Opportunities Fund
LORD ABBETT DEVELOPING GROWTH FUND

Lord Abbett Large Cap Core Fund

Lord Abbett Small Cap Value Fund
LORD ABBETT GLOBAL FUND

Lord Abbett Developing Local Markets Fund

LORD ABBETT SECURITIES TRUST

Lord Abbett Global Allocation Fund	Lord Abbett All Value Fund

Lord Abbett Strategic Allocation Fund
LORD ABBETT INVESTMENT TRUST

- Alpha Strategy Fund
Lord Abbett Convertible Fund	Lord Abbett International Core Equity Fund
Lord Abbett Core Fixed Income Fund	Lord Abbett International Dividend Income Fund
Lord Abbett Floating Rate Fund	Lord Abbett International Opportunities Fund
Lord Abbett High Yield Fund	Lord Abbett Large Cap Value Fund
Lord Abbett Income Fund	Lord Abbett Micro Cap Growth Fund
Lord Abbett Short Duration Income Fund	Lord Abbett Micro Cap Value Fund
Lord Abbett Total Return Fund	Lord Abbett Value Opportunities Fund
Lord Abbett Strategic Allocation Funds
- Balanced Strategy Fund
- Diversified Equity Strategy Fund
- Diversified Income Strategy Fund
- Growth & Income Strategy Fund

The following replaces “Purchases, Redemptions, Pricing, and Payments to Dealers – Letter of Intention” in the statements of additional information:

Letter of Intention.  Under the terms of the Letter of Intention as described in the prospectus, Purchasers (as defined in the prospectus) may qualify for a reduced Class A front-end sales charge immediately by signing a Letter of Intention stating the Purchaser’s intention to invest over the next 13 months a specified amount in Class A, B, C, and P shares of any Eligible Fund, which, if made at one time, would qualify for a reduced sales charge.  The 13-month period begins on the day the Fund receives the Letter of Intention.  The Purchaser must instruct the Fund upon making subsequent purchases that such purchases are subject to a Letter of Intention.  Class A, B, C, and P shares currently owned by you are credited as purchases under the Rights of Accumulation toward achieving the stated investment and reduced initial sales charge for new purchases of Class A shares.  Class F, R2, and R3 shares are not eligible to be combined with other share classes for purposes of calculating the applicable sales charge on Class A share purchases.  Class A shares valued at 5% of the amount of intended purchases are escrowed and may be redeemed to cover the additional sales charge payable if the Letter of Intention is not completed.  The Letter of Intention is neither a binding obligation on you to buy, nor on the Fund to sell, the full amount indicated.